Significant accounting policies and changes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Loss (see Note 2 "leases")	$ (3,123,799)	$ (6,028,228)	$ 3,794,709
Non-cash Lease Costs	(11,736)	(11,736)	(11,736)
Change In Carrying Amount Of Right Of Use Assets & Lease Liabilities	24,508	21,470	(2,095)
Unrealized Foreign Exchange (gain) Loss	157	35,143	64,226
Operating Activities	(1,033,173)	(3,407,101)	4,200,101
Repayment Of Financial Liability And Lease Obligation (note 13 And 15)	(151,134)	(181,208)	(159,906)
Financing Activities	875,428	(173,616)	(1,503,090)
Proceeds From (used In) Short-term Investments	(208,739)	3,436,691	75,939
Investing Activities	(274,049)	3,436,691	(140,752)
Effect Of Foreign Exchange Rate Changes On Cash And Cash Equivalents	(497)	(24,073)	(37,546)
Net Increase (decrease) In Cash And Cash Equivalents	$ (432,291)	(168,099)	2,518,713
Adjustments
Net Loss (see Note 2 "leases")		(28,553)	21,801
Non-cash Lease Costs		(159,564)	(159,320)
Change In Carrying Amount Of Right Of Use Assets & Lease Liabilities		21,470	(2,095)
Unrealized Foreign Exchange (gain) Loss		(106,656)	(31,331)
Operating Activities		45,824	147,695
Repayment Of Financial Liability And Lease Obligation (note 13 And 15)		(138,693)	(117,303)
Financing Activities		(138,693)	(117,303)
Proceeds From (used In) Short-term Investments			33,175
Investing Activities			33,175
Effect Of Foreign Exchange Rate Changes On Cash And Cash Equivalents		92,868	(63,567)
Net Increase (decrease) In Cash And Cash Equivalents		0	0
As Previously Reported
Net Loss (see Note 2 "leases")		(5,999,675)	3,772,908
Non-cash Lease Costs		(171,300)	(171,056)
Change In Carrying Amount Of Right Of Use Assets & Lease Liabilities		0	0
Unrealized Foreign Exchange (gain) Loss		141,799	95,557
Operating Activities		(3,452,925)	4,052,406
Repayment Of Financial Liability And Lease Obligation (note 13 And 15)		(42,515)	(42,603)
Financing Activities		(34,923)	(1,385,787)
Proceeds From (used In) Short-term Investments			42,764
Investing Activities			(173,927)
Effect Of Foreign Exchange Rate Changes On Cash And Cash Equivalents		(116,941)	26,021
Net Increase (decrease) In Cash And Cash Equivalents		$ (168,099)	$ 2,518,713